CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net income/(loss)	$ (1,211)	$ (14,413)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	46,196	47,369
Amortization of deferred dry-docking costs	2,410	2,268
Amortization of loan fees	439	455
Stock compensation expense	0	168
Change in fair value of derivative instruments	(2,573)	(1,805)
Payments for dry-docking	(2,802)	(4,572)
Increase/ Decrease in:
Receivables	1,200	1,873
Inventories	(2,736)	4,467
Prepaid insurance and other	(171)	2,286
Payables	18,335	2,535
Accrued liabilities	7,825	(1,822)
Unearned revenue	5,649	(4,176)
Net Cash provided by Operating Activities	72,561	34,633
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(20,581)	(955)
Vessel acquisitions and/or improvements	(106,619)	(1,527)
Net Cash used in Investing Activities	(127,200)	(2,482)
Cash Flows from Financing Activities:
Proceeds from long-term debt	92,000	28,358
Financing costs	(594)	(1,064)
Payments of long-term debt	(95,776)	(69,856)
Decrease in restricted cash	10,402	85
Proceeds from stock issuance program, net	48,251	62,659
Cash dividend	(2,822)	(15,362)
Net Cash provided by Financing Activities	51,461	4,820
Net (decrease)/increase in cash and cash equivalents	(3,178)	36,971
Cash and cash equivalents at beginning of period	144,297	175,708
Cash and cash equivalents at end of period	$ 141,119	$ 212,679